Note 5 (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Total group assets by operating segment [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of June 30, 2026 and December 31, 2025, is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	June 2026	December 2025 ⁽¹⁾
Spain	525,713	458,090
Mexico	202,938	182,654
Turkey	98,885	90,702
South America	86,471	76,624
Rest of Business	118,016	88,354
Subtotal assets by operating segments	1,032,023	896,424
Corporate Center	(66,597)	(36,848)
Total assets BBVA Group	965,426	859,576
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.

Main margins and profit by operating segments [Table Text Block]
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2026 and 2025:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
June 2026
Net interest income	15,164	3,346	6,409	2,152	2,952	507	(202)
Gross income	21,159	5,147	8,565	3,372	3,308	1,197	(430)
Operating profit (loss) before tax	9,581	3,080	4,195	1,288	1,189	652	(822)
Attributable profit (loss) ⁽¹⁾	6,051	2,172	2,979	532	556	508	(696)
June 2025 ⁽²⁾
Net interest income	12,607	3,215	5,511	1,307	2,387	369	(182)
Gross income	18,034	4,990	7,349	2,409	2,719	827	(260)
Operating profit (loss) before tax	8,424	3,080	3,573	932	970	410	(541)
Attributable profit (loss) ⁽¹⁾	5,447	2,124	2,571	412	417	314	(390)
(1) In the first quarter of 2026 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain immaterial income and expenses were reallocated, in particular, between Spain, Mexico, South America and Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2025 have been revised, which has not affected the consolidated financial information of the Group.